Deposits (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deposits [Line Items]
Payment of security deposits	$ 3,210	$ 0
ANDE [Member]
Deposits [Line Items]
Payment of security deposits	$ 3,400